Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information [Line Items]
Entity Registrant Name	noco-noco Inc.
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	135,430,452
Amendment Flag	false
Entity Central Index Key	0001964021
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Ex Transition Period	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Securities Act File Number	001-41789
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 Shenton Way
Entity Address, Address Line Two	#04-06 SGX Centre II
Entity Address, Postal Zip Code	068807
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Location	New York
Auditor Name	Marcum Asia CPAs LLP
Business Contract
Document Information [Line Items]
Entity Address, Address Line One	4 Shenton Way
Entity Address, Address Line Two	#04-06 SGX Centre II
Entity Address, Postal Zip Code	068807
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Masataka Matsumura
City Area Code	+65
Local Phone Number	69709643
Contact Personnel Email Address	contactus@noco-noco.com
Ordinary Shares
Document Information [Line Items]
Trading Symbol	NCNC
Title of 12(b) Security	Ordinary shares, par value US$0.0001
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Trading Symbol	NCNCW
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share
Security Exchange Name	NASDAQ